Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data (Unaudited) [Abstract]
Selected Quarterly Financial Data (Unaudited)

NOTE 21

Selected Quarterly Financial Data (Unaudited)

The following table comprises selected financial data for the years ended December 31, 2011 and 2010.

	2011 QUARTERS				2010 QUARTERS
	FIRST	SECOND	THIRD	FOURTH	FIRST	SECOND	THIRD	FOURTH
Total revenue	$1,344	$1,485	$1,530	$1,480	$1,390	$1,504	$1,362	$1,635
Selling, general and administrative expenses	140	139	150	137	138	126	125	136
Income from continuing operations	82	79	101	64	82	117	108	141
Income from discontinued operations, net of tax(1)	—	—	—	—	3	3	144	(11)
Net income	82	79	101	64	85	120	252	130
Basic earnings per share
Continuing operations	$0.44	$0.42	$0.54	$0.34	$0.44	$0.63	$0.58	$0.76
Discontinued operations	$—	$—	$—	$—	$0.02	$0.02	$0.77	$(0.06)
Net income	$0.44	$0.42	$0.54	$0.34	$0.46	$0.64	$1.35	$0.70
Diluted earnings per share
Continuing operations	$0.44	$0.42	$0.54	$0.34	$0.44	$0.63	$0.58	$0.75
Discontinued operations	$—	$—	$—	$—	$0.02	$0.02	$0.77	$(0.06)
Net income	$0.44	$0.42	$0.54	$0.34	$0.45	$0.64	$1.35	$0.69
Weighted average number of shares outstanding(2)
Basic	186.2	186.2	186.2	186.2	186.2	186.2	186.2	186.2
Diluted	187.1	187.1	187.1	186.7	187.1	187.1	187.1	187.1

(1)	Relates to the sale of CAS, a component of our Information and Technical Services Segment engaged in systems engineering and technical assistance (SETA) for the U.S. Government.
(2)	For the first three quarters in 2011 and for each quarter in 2010, basic and diluted earnings per common share were computed using the number of shares of our common stock outstanding on October 31, 2011. In addition, for our dilutive weighted average share calculations, we have assumed the dilutive securities outstanding at October 31, 2011 were also outstanding for each of the prior periods presented.